Average Annual Total Returns - FidelitySeriesSelectInternationalSmallCapFund-PRO - FidelitySeriesSelectInternationalSmallCapFund-PRO - Fidelity Series Select International Small Cap Fund	Dec. 30, 2024
Fidelity Series Select International Small Cap Fund | Return Before Taxes
Average Annual Return:
Past 1 year	15.13%
Since Inception	22.81%	[1]
Fidelity Series Select International Small Cap Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	13.07%
Since Inception	20.81%	[1]
Fidelity Series Select International Small Cap Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.47%
Since Inception	16.85%	[1]
MS001
Average Annual Return:
Past 1 year	18.49%
Since Inception	25.84%
MS141
Average Annual Return:
Past 1 year	13.37%
Since Inception	21.37%

[1]	A From November 4, 2022 .